Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	4 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2019
Statement of changes in equity [abstract]
Underwriting commission	$ 5.4
Tax on proceeds of equity	1.9
Tax on issuance of equity	$ 0.5
Tax recovery from share-based compensation		$ 2.8